Reserves - Summary of Other Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Reserves [Line Items]
Beginning balance	$ 1,128,431	$ 396,903	$ 118,916
Shares issued - acquisition of a subsidiary	158,617
Transactions with non- controlling interests	(101,311)
Share based payment – equity settled	123,224	29,958	16,457
Ending balance	1,337,832	1,128,431	396,903
Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	67,474	38,475	19,857
Shares issued - acquisition of a subsidiary	393,853
Movement in cash flow hedge reserve	(3,385)	436
Transactions with non- controlling interests	(101,311)		2,161
Share based payment – equity settled	76,383	28,563	16,457
Share based payments - reverse vesting shares	(82,646)
Exercise of warrants	(747)
Impairment loss on revaluation of investments	(100)
Remeasurement loss on legally required severance plan	(58)
Ending balance	349,463	67,474	38,475
Warrant Reserve | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	747	747	747
Exercise of warrants	(747)
Ending balance		747	747
Changes in Ownership | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	(8,666)	(8,666)	(8,666)
Ending balance	(8,666)	(8,666)	(8,666)
Share-based payment arrangements [member] | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	72,796	44,233	27,776
Share based payment – equity settled	76,383	28,563	16,457
Share based payments - reverse vesting shares	(82,646)
Ending balance	66,533	72,796	44,233
Cashflow Hedge Reserve | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	436
Movement in cash flow hedge reserve	(3,385)	436
Ending balance	(2,949)	436
Merger Relief Reserve | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	2,161	2,161
Shares issued - acquisition of a subsidiary	393,853
Transactions with non- controlling interests			2,161
Ending balance	396,014	$ 2,161	$ 2,161
Other | Other Reserves
Disclosure Of Other Reserves [Line Items]
Transactions with non- controlling interests	(101,311)
Impairment loss on revaluation of investments	(100)
Remeasurement loss on legally required severance plan	(58)
Ending balance	$ (101,469)